Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Sound Shore Fund, Inc.
Entity Central Index Key	0000764157
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000135035
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Institutional
Trading Symbol	SSHVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37	0.75%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

Against the backdrop of a volatile second quarter 2025, stocks proved resilient after a sharp, tariff-driven decline in April. Stocks surged during the period, with mega-cap tech stocks driving significant returns and leading the market to new all-time highs. Meanwhile, as is typical in a stronger market, more stable sectors like healthcare lagged. Despite this lack of breadth, we believe a market of stocks continues with disparate performance and opportunities for fundamental investors like Sound Shore. We are fortunate to have a patient investor base, which allows us to employ a long-term investment process, providing the opportunity to look through short-term noise and focus on the key signal; where a company’s earnings power is going. This market has been particularly noisy, but we remain disciplined and focused on earnings and cash flow, which our experience shows will ultimately drive stock performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	S&P 500® Index	Russell 1000® Value Index
6/15	$1,000,000	$1,000,000	$1,000,000
9/15	$896,975	$935,616	$916,051
12/15	$945,341	$1,001,507	$967,677
3/16	$951,052	$1,015,005	$983,526
6/16	$967,498	$1,039,927	$1,028,604
9/16	$1,033,714	$1,079,985	$1,064,405
12/16	$1,085,223	$1,121,287	$1,135,475
3/17	$1,134,963	$1,189,305	$1,172,582
6/17	$1,175,547	$1,226,033	$1,188,349
9/17	$1,211,050	$1,280,964	$1,225,373
12/17	$1,263,271	$1,366,081	$1,290,627
3/18	$1,230,085	$1,355,711	$1,254,060
6/18	$1,240,655	$1,402,264	$1,268,804
9/18	$1,310,501	$1,510,390	$1,341,172
12/18	$1,105,394	$1,306,187	$1,183,929
3/19	$1,237,066	$1,484,456	$1,325,225
6/19	$1,292,993	$1,548,343	$1,376,172
9/19	$1,261,617	$1,574,639	$1,394,827
12/19	$1,365,142	$1,717,458	$1,498,160
3/20	$967,282	$1,380,871	$1,097,702
6/20	$1,137,229	$1,664,548	$1,254,570
9/20	$1,217,125	$1,813,181	$1,324,735
12/20	$1,473,759	$2,033,450	$1,540,044
3/21	$1,641,279	$2,159,015	$1,713,375
6/21	$1,734,103	$2,343,586	$1,802,611
9/21	$1,740,703	$2,357,226	$1,788,551
12/21	$1,827,100	$2,617,160	$1,927,523
3/22	$1,810,394	$2,496,810	$1,913,305
6/22	$1,567,616	$2,094,796	$1,679,678
9/22	$1,445,636	$1,992,515	$1,585,323
12/22	$1,637,125	$2,143,170	$1,782,230
3/23	$1,660,184	$2,303,846	$1,800,161
6/23	$1,746,139	$2,505,250	$1,873,510
9/23	$1,712,319	$2,423,243	$1,814,215
12/23	$1,926,316	$2,706,559	$1,986,522
3/24	$2,255,728	$2,992,261	$2,165,023
6/24	$2,187,584	$3,120,442	$2,118,128
9/24	$2,335,105	$3,304,130	$2,317,866
12/24	$2,365,948	$3,383,731	$2,271,951
3/25	$2,321,181	$3,239,173	$2,320,475
6/25	$2,393,187	$3,593,616	$2,408,353

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	9.40%	16.05%	9.12%
S&P 500® Index	15.16%	16.64%	13.65%
Russell 1000® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 915,567,563
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,243,940
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$915,567,563
# of Portfolio Holdings	37
Portfolio Turnover Rate	40%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$3,243,940

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	97.4%
Money Market Fund	2.6%

Sector Weightings

(% of total net assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Materials	4.7%
Consumer Discretionary	4.8%
Information Technology	5.0%
Utilities	5.5%
Consumer Staples	6.2%
Energy	8.4%
Industrials	9.1%
Communication Services	10.4%
Health Care	19.3%
Financials	24.0%
Short-Term Investments	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Citigroup, Inc.	3.86%
Coterra Energy, Inc.	3.64%
Capital One Financial Corp.	3.56%
PayPal Holdings, Inc.	3.41%
CSX Corp.	3.37%
Bank of America Corp.	3.22%
Warner Bros Discovery, Inc.	3.15%
Teva Pharmaceutical Industries, Ltd., ADR	3.13%
Southwest Airlines Co.	3.11%
Hologic, Inc.	3.00%

C000012417
Shareholder Report [Line Items]
Fund Name	Sound Shore Fund
Class Name	Investor
Trading Symbol	SSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]

This semi-annual shareholder report contains important information about the Sound Shore Fund for the period of January 1, 2025, to June 30, 2025. You can find additional information about the Fund at https://soundshorefund.com/investor-resources-documents/. You can also request this information by contacting us at (800) 551-1980.

Additional Information Phone Number	(800) 551-1980
Additional Information Website	https://soundshorefund.com/investor-resources-documents/
Expenses [Text Block]

What were the Fund's costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference(a)	Costs paid as a percentage of a $10,000 investment
Investor Class	$47	0.95%
Footnote	Description
Footnote(a)	Annualized for a period less than one year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last six months?

Against the backdrop of a volatile second quarter 2025, stocks proved resilient after a sharp, tariff-driven decline in April. Stocks surged during the period, with mega-cap tech stocks driving significant returns and leading the market to new all-time highs. Meanwhile, as is typical in a stronger market, more stable sectors like healthcare lagged. Despite this lack of breadth, we believe a market of stocks continues with disparate performance and opportunities for fundamental investors like Sound Shore. We are fortunate to have a patient investor base, which allows us to employ a long-term investment process, providing the opportunity to look through short-term noise and focus on the key signal; where a company’s earnings power is going. This market has been particularly noisy, but we remain disciplined and focused on earnings and cash flow, which our experience shows will ultimately drive stock performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Investor Class	S&P 500® Index	Russell 1000® Value Index
6/15	$10,000	$10,000	$10,000
9/15	$8,966	$9,356	$9,161
12/15	$9,443	$10,015	$9,677
3/16	$9,498	$10,150	$9,835
6/16	$9,659	$10,399	$10,286
9/16	$10,316	$10,800	$10,644
12/16	$10,825	$11,213	$11,355
3/17	$11,318	$11,893	$11,726
6/17	$11,716	$12,260	$11,883
9/17	$12,066	$12,810	$12,254
12/17	$12,581	$13,661	$12,906
3/18	$12,246	$13,557	$12,541
6/18	$12,346	$14,023	$12,688
9/18	$13,038	$15,104	$13,412
12/18	$10,991	$13,062	$11,839
3/19	$12,297	$14,845	$13,252
6/19	$12,847	$15,483	$13,762
9/19	$12,530	$15,746	$13,948
12/19	$13,551	$17,175	$14,982
3/20	$9,598	$13,809	$10,977
6/20	$11,280	$16,645	$12,546
9/20	$12,067	$18,132	$13,247
12/20	$14,605	$20,335	$15,400
3/21	$16,260	$21,590	$17,134
6/21	$17,171	$23,436	$18,026
9/21	$17,227	$23,572	$17,886
12/21	$18,073	$26,172	$19,275
3/22	$17,897	$24,968	$19,133
6/22	$15,490	$20,948	$16,797
9/22	$14,281	$19,925	$15,853
12/22	$16,163	$21,432	$17,822
3/23	$16,384	$23,038	$18,002
6/23	$17,226	$25,053	$18,735
9/23	$16,879	$24,232	$18,142
12/23	$18,978	$27,066	$19,865
3/24	$22,213	$29,923	$21,650
6/24	$21,533	$31,204	$21,181
9/24	$22,976	$33,041	$23,179
12/24	$23,263	$33,837	$22,720
3/25	$22,815	$32,392	$23,205
6/25	$23,512	$35,936	$24,084

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Investor Class	9.19%	15.82%	8.93%
S&P 500® Index	15.16%	16.64%	13.65%
Russell 1000® Value Index	13.70%	13.93%	9.19%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Fund changed its primary benchmark index from the Russell 1000 Value Index to the S&P 500 Index due to regulatory requirements. The Fund retained the Russell 1000 Value Index as a secondary benchmark because the Russell 1000 Value Index more closely aligns with the Fund's investment strategies and restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Russell 1000 Value Index as a secondary benchmark
Updated Performance Information Location [Text Block]	Updated performance can be found at www.soundshorefund.com.
AssetsNet	$ 915,567,563
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 3,243,940
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$915,567,563
# of Portfolio Holdings	37
Portfolio Turnover Rate	40%
Investment Advisory Fees Paid (Net of Expense Reimbursements)	$3,243,940

Holdings [Text Block]

Asset Class Weightings

(% of total investments)

Value	Value
Common Stock	97.4%
Money Market Fund	2.6%

Sector Weightings

(% of total net assets)

Value	Value
Other Assets & Liabilities, Net	0.0%
Materials	4.7%
Consumer Discretionary	4.8%
Information Technology	5.0%
Utilities	5.5%
Consumer Staples	6.2%
Energy	8.4%
Industrials	9.1%
Communication Services	10.4%
Health Care	19.3%
Financials	24.0%
Short-Term Investments	2.6%

Largest Holdings [Text Block]

Top Ten Holdings

(% of total net assets)

Citigroup, Inc.	3.86%
Coterra Energy, Inc.	3.64%
Capital One Financial Corp.	3.56%
PayPal Holdings, Inc.	3.41%
CSX Corp.	3.37%
Bank of America Corp.	3.22%
Warner Bros Discovery, Inc.	3.15%
Teva Pharmaceutical Industries, Ltd., ADR	3.13%
Southwest Airlines Co.	3.11%
Hologic, Inc.	3.00%